Taxes (Details) - Schedule of income before income taxes and the actual provision of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income before income taxes and the actual provision of income taxes [Abstract]
Profit before income taxes	$ 15,012,270	$ 10,985,232	$ 8,810,938
PRC EIT rate	25.00%	25.00%	25.00%
Income taxes computed at statutory EIT rate	$ 3,753,068	$ 2,746,308	$ 2,202,734
Reconciling items:
Effect of tax holiday and preferential tax rate(a)	(627,764)	(1,072,447)	(972,088)
Effect of non-deductible expense	5,202	4,738	2,674
Super deduction of qualified R&D expenditures	(75,523)	(89,498)	(74,855)
Income tax expense	$ 3,054,983	$ 1,589,101	$ 1,158,465
Effective tax rate	20.35%	14.47%	13.15%